Unaudited Interim Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUES:
Voyage revenues	$ 66,679	$ 67,377
EXPENSES:
Voyage expenses (including related party)	(1,376)	(1,370)
Vessel operating expenses	(14,978)	(14,493)
General and administrative expenses (including related party)	(1,453)	(1,723)
Management fees-related party	(3,076)	(2,987)
Depreciation	(15,739)	(15,725)
Dry-docking and special survey costs	(5,385)	0
Operating income	24,672	31,079
OTHER INCOME/(EXPENSES):
Interest and finance costs	(11,041)	(10,831)
Interest income	3	0
Gain/ (Loss) on derivative financial instruments	21,231	4,763
Other, net	134	(31)
Total other income/ (expenses)	10,327	(6,099)
Partnership’s Net Income	34,999	24,980
Common unitholders’ interest in Net Income	29,189	19,180
General Partner’s interest in Net Income	$ 29	$ 19
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 0.79	$ 0.53
Weighted average number of units outstanding, basic and diluted:
Common units	36,802,247	36,201,051
Series A Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 3,375	$ 3,375
Series B Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 2,406	$ 2,406